Long-term debt (Tables)	12 Months Ended
May 31, 2020
Long-term debt
Schedule of detailed information about borrowings

	May 31, 2020	May 31, 2019
Credit facility - $80,000 - Canadian prime interest rate plus an applicable margin, 3-year term, with a 10-year amortization, repayable in blended monthly payments, due in November 2022	$80,000	$—
Term loan - $25,000 - Canadian Five Year Bond interest rate plus 2.73% with a minimum 4.50%, 5 year term, with a 15-year amortization, repayable in blended monthly payments, due in July 2023	18,241	24,022
Term loan - $25,000 - 3.95%, compounded monthly, 5 year term with a 15-year amortization, repayable in equal monthly instalments of $188 including interest, due in April 2022	21,975	23,352
Term loan - $1,250 - 3.99%, 5-year term, with a 10-year amortization, repayable in equal monthly instalments of $13 including interest, due in July 2021	830	946
Mortgage payable - $3,750 - 3.95%, 5-year term, with a 20-year amortization, repayable in equal monthly instalments of $23 including interest, due in July 2021	3,239	3,380
Vendor take-back mortgage - $2,850 - 6.75%, 5-year term, repayable in equal monthly instalments of $56 including interest, due in June 2021	701	1,305
Term loan - €5,000 - Euro Interbank Offered Rate + 1.79%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	5,740	7,169
Term loan - €5,000 - Euro Interbank Offered Rate + 2.68%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	5,740	7,169
Term loan - €1,500 - Euro Interbank Offered Rate + 2.00%, 5-year term, repayable in quarterly instalments of €98 including interest, due in April 2025	2,296	—

	138,762	67,343
Deduct - unamortized financing fees	(658)	(116)
- principal portion included in current liabilities	(8,467)	(6,332)

	$129,637	$60,895

Schedule of long-term debt repayments

Next 12 months	$8,467
2 years	14,569
3 years	76,636
4 years	5,993
5 years	3,512
Thereafter	29,585

Balance of obligation	$138,762